Debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Interest expense	$ 302	$ 354	$ 413
Interest income	(13)	(13)	(15)
Interest expense, net	289	341	398
Senior Secured Notes
Debt Instrument [Line Items]
Interest expense	249	292	344
Term Loan Facilities
Debt Instrument [Line Items]
Interest expense	24	30	37
Revolving Credit Facilities
Debt Instrument [Line Items]
Interest expense	21	29	31
Other
Debt Instrument [Line Items]
Interest expense	$ 8	$ 4	$ 1